Cover	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	000-00000
Entity Registrant Name	Innovation Beverage Group Limited
Entity Central Index Key	0001924482
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	29 Anvil Road
Entity Address, Address Line Two	Seven Hills
Entity Address, City or Town	NSW
Entity Address, Country	AU
Entity Address, Postal Zip Code	2147
Title of 12(b) Security	Ordinary Shares, no par value per
Trading Symbol	IBG
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	694,066
Contact Personnel Email Address	Email: sahil@innovationbev.com
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	false
Auditor Firm ID	2738
Auditor Name	M&K CPAS, PLLC
Auditor Location	Woodlands, Texas
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	47 Holbeche Road
Entity Address, Address Line Two	Arndell Park
Entity Address, City or Town	NSW
Entity Address, Country	AU
Entity Address, Postal Zip Code	2148
Country Region	61
City Area Code	02
Local Phone Number	9620 4574
Contact Personnel Name	Sahil Beri